INCOME TAX EXPENSE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Inventory write-downs	$ 3,565,291	$ 2,928,696
Accrued expenses	769,553	1,099,149
Others	68,078	132,089
Total current deferred tax assets	4,402,922	4,159,934
Less: valuation allowance	(4,402,922)	(4,159,934)
Net operating loss carry-forwards	14,991,240	10,946,227
Impairment for long-lived assets	1,262,473	403,377
Total non-current deferred tax assets	16,253,713	11,349,604
Less: valuation allowance	(16,253,713)	(11,349,604)
Group recognized valuation allowance	20,656,635	15,509,538
Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense
PRC corporate income tax (as a percent)	25.00%	25.00%	25.00%
Expense not deductible for tax purposes (as a percent)	(1.30%)	(0.80%)	0.80%
Effect of change in valuation allowance (as a percent)	(20.00%)	(22.20%)	(34.50%)
Effect of difference in reversal rate (as a percent)	0.60%	0.00%	0.00%
Effect of different tax rate of group entities in other jurisdiction (as a percent)	(4.30%)	(4.50%)	(2.70%)
Effect of prior year true-up (as a percent)	0.00%	1.00%	1.70%
Effective income tax rate (as a percent)	0.00%	(1.50%)	(9.70%)
Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	14,991,240
2014 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	0
2015 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	53,280
2016 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	6,089,406
2017 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	4,439,569
2018 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 4,408,985